Financial Risk Management - Summary of Committed Credit Facilities (Detail) - Multi-currency revolving credit facility [member] kr in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SEK (kr)
Disclosure Of Line Of Credit Facility [Line Items]
Amount	$ 2,000	$ 2,000
Utilized | kr			kr 0
Unutilized		$ 2,000